SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.9%
	Alabama — 3.6%
	Alabama Special Care Facilities Financing Authority-Birmingham (Children’s Hospital of Alabama Obligated Group), 5.00% due 6/1/2033	$ 3,470,000	$ 3,492,999
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,821,579
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,108,792
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	13,924,415
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,852,305
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,297,612
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	14,500,000	14,538,947
	Chatom (Powersouth Energy Cooperative Projects) (AGM) IDB, 5.00% due 8/1/2025	425,000	430,656
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.875% due 8/1/2037 (put 8/1/2024)	3,000,000	3,000,042
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a]	Series A, 3.65% due 7/15/2034 (put 1/10/2025)	5,000,000	4,999,425
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	1,992,930
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2034	5,875,000	6,079,160
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,675,605
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	282,857
	Marshall County Board of Education (Warrants) (BAM), 5.00% due 3/1/2032 - 3/1/2033	815,000	905,545
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	6,025,000	5,985,000
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,925,000	2,065,639
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Groups, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,212,560
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,740,229
	Troy University (BAM), Series A, 5.00% due 11/1/2028	1,000,000	1,009,350
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B2, 5.00% due 9/1/2030	560,000	579,976
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,356,472
	Arizona — 1.6%
	Arizona (Banner Health Obligated Group) HFA,
	Series B,
[a]	4.13% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	630,000	630,212
[a]	4.13% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,370,000	3,333,435
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2024	260,000	261,342
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,100,000	1,126,520
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,652,887
	County of Pinal (Detention & Training Facilities), Series A, 5.00% due 8/1/2024	700,000	700,859
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A, 5.00% due 1/1/2031 - 1/1/2034	3,985,000	4,102,907
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	14,132,634
	Salt River Project Agricultural Improvement & Power District, Series A, 4.00% due 12/1/2034	2,500,000	2,502,565
	Salt River Project Agricultural Improvement & Power District (Salt River Electric System), Series A, 5.00% due 1/1/2029	1,405,000	1,488,273
	State of Arizona COP ETM, Series A, 5.00% due 10/1/2025	3,375,000	3,446,226
	California — 4.2%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 4.29% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,910,196
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,157,298
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,844,561
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,118,492
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	14,980,000	15,820,827
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2024 - 10/1/2025	1,040,000	1,044,627
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,044,533
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	517,075
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2030	2,000,000	2,175,288
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	5,250,000	5,679,230
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank AG), Series 2024-8135, 5.10% due 4/1/2060 (put 7/1/2024)	14,000,000	14,000,000
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2029 - 9/1/2030	2,215,000	2,442,597
	Long Beach Bond Finance Authority (Guaranty: Merrill Lynch & Co.), Series A, 5.00% due 11/15/2024	2,000,000	2,003,474
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,513,396
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	2,000,000	2,004,850
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,500,210
	Peralta Community College District GO, Series A, 5.00% due 8/1/2025	585,000	596,885
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,003,342
	Santa Fe Springs CDC Successor Agency (Consolidated Redevelopment Project) (NPFG), Series A, Zero Coupon due 9/1/2024	7,000,000	6,960,051
	Semitropic Water Storage Improvement District (Irrigation Water System) (AGM), Series A, 5.00% due 12/1/2025	1,110,000	1,136,417

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of California GO, 4.00% due 9/1/2034	$ 2,000,000	$ 2,016,088
	Temecula Valley Financing Authority (BAM) USD, 5.00% due 9/1/2027	2,220,000	2,241,616
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,517,685
	Colorado — 2.2%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,533,880
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	3,050,636
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,214,095
[a]	Colorado (Adventhealth Obligation Group) HFA, Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	14,815,000	16,390,086
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	1,460,000	1,504,456
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	5,058,219
	Series A-2, 5.00% due 8/1/2031	850,000	921,216
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,635,702
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,690,000	1,739,818
	County of El Paso (Judicial Complex) (AGM) COP, 5.00% due 12/1/2028	725,000	777,707
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,022,972
[a]	E-470 Public Highway Authority, Series B, 3.928% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,998,716
	Interlocken Metropolitan District (AGM) GO, Series A-1, 5.00% due 12/1/2026	500,000	516,244
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	3,430,000	3,672,972
	Sierra Ridge Metropolitan District No. 2 (AGM) GO, 4.00% due 12/1/2025	275,000	275,835
[a]	University of Colorado Hospital Authority (University of Colorado Health Obligated Group), Series C, 5.00% due 11/15/2047 (put 11/15/2024)	1,360,000	1,362,776
	Connecticut — 2.6%
	City of Hartford (Various Public Improvements) (AGM) GO, Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	1,835,167
	City of New Haven (AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,555,436
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,214,933
[a]	Connecticut Housing Finance Authority, Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	8,500,000	8,505,440
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	16,615,000	17,083,111
	State of Connecticut GO,
	Series B, 4.00% due 6/15/2034	1,000,000	1,001,921
	Series C, 5.00% due 6/15/2026 - 6/15/2028	10,705,000	11,268,299
	Series D, 4.00% due 8/15/2029	2,325,000	2,340,663
	Series E, 5.00% due 9/15/2028	2,560,000	2,751,378
	Series F, 5.00% due 11/15/2031	2,500,000	2,544,732
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026 - 8/1/2033	2,200,000	2,233,327
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	11,600,000	11,972,012
	Delaware — 0.2%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031	1,200,000	1,237,744
	Delaware Transportation Authority, 5.00% due 9/1/2029	2,665,000	2,888,900
	District of Columbia — 0.5%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,899,160
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	3,000,000	2,987,001
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,035,526
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,620,000	3,616,340
	Florida — 4.4%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	2,150,000	2,158,359
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,022,230
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2029 - 7/1/2030	4,345,000	4,435,323
	Series B, 5.00% due 7/1/2029	1,005,000	1,017,777
	City of Jacksonville, Series B, 5.00% due 10/1/2029	1,350,000	1,395,390
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,675,000	1,705,523
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,354,648
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	548,641
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039	4,000,000	3,995,761
	Duval County Public Schools (AGM) COP, Series A, 5.00% due 7/1/2025 - 7/1/2033	11,390,000	12,023,353
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	773,116
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,250,000	1,238,324
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,625,000	1,641,791
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,250,000	5,262,505
	Florida Insurance Assistance Interlocal Agency, Inc., Series A-1, 5.00% due 9/1/2027 - 9/1/2028	11,000,000	11,347,673
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2028	2,650,000	2,795,832
	JEA Electric System Revenue, Series III B, 5.00% due 10/1/2031	2,110,000	2,211,864

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[c]	Lee County (Shell Point Obligated Group) IDA, Series B, 4.375% due 11/15/2029	$ 1,500,000	$ 1,496,415
	Manatee County School District (School Facilities Improvements) (AGM), 5.00% due 10/1/2027	2,000,000	2,057,636
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2025	3,350,000	3,352,931
	Miami-Dade County School Board (Educational Facilities Improvements) COP, Series C, 5.00% due 5/1/2025	10,000,000	10,132,820
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,434,426
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,071,636
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,465,144
	Palm Beach County School Board (Educational Facilities) COP, Series B, 5.00% due 8/1/2024	3,595,000	3,599,440
	Palm Beach County School District COP, Series D, 5.00% due 8/1/2027 - 8/1/2031	3,300,000	3,346,119
	Pasco County School Board COP, Series A, 5.00% due 8/1/2032	750,000	842,635
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP) (HUD), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,009,814
	School Board of Miami-Dade County COP,
	Series B, 5.00% due 8/1/2026	10,665,000	11,026,885
	Series C, 5.00% due 2/1/2033	5,220,000	5,320,146
	State of Florida GO, Series C, 4.00% due 6/1/2031	1,540,000	1,555,183
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	418,062
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2024 - 10/15/2025	1,050,000	1,059,874
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,001,235
	Georgia — 7.0%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,096,047
	Development Authority of Burke County (Georgia Power Co.),
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,029,606
[a]	Series 2013, 3.375% due 11/1/2053 (put 3/12/2027)	3,000,000	2,980,101
[a]	Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,105,158
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,000,000	2,006,444
	Gwinnett County School District GO, 4.00% due 2/1/2032 - 2/1/2033	5,000,000	5,030,221
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,327,867
[a]	Series B, 5.00% due 12/1/2052 (put 6/1/2029)	755,000	783,408
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	5,160,000	5,162,719
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	47,520,000	49,881,601
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,414,190
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series A,
[a]	4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,688,372
[a]	5.00% due 5/1/2054 (put 9/1/2031)	3,500,000	3,706,091
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	28,018,753
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,578,003
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	26,590,927
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2030 - 10/1/2032	350,000	388,302
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	501,554
	Guam — 0.2%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2024	4,500,000	4,517,577
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	500,000	508,878
	Idaho — 0.1%
	Idaho Housing & Finance Association Illinois (FHLMC, FNMA, GNMA) HDA, Series A, 3.75% due 1/1/2033	1,625,000	1,572,701
	Illinois — 9.7%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2030	765,000	780,248
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,065,150
	Chicago Park District GO, Series A, 5.00% due 1/1/2032	1,550,000	1,573,048
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031 - 1/1/2033	5,400,000	5,836,749
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	509,769
	City of Chicago (Wastewater Transmission System) (AGM), Series B, 5.00% due 1/1/2034	1,375,000	1,417,857
	City of Chicago (Water System),
	5.00% due 11/1/2024 - 11/1/2027	7,755,000	7,922,462
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,019,096
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	6,299,000	6,241,685
	City of Chicago Wastewater Transmission Revenue,
	Series B, 5.00% due 1/1/2033	2,710,000	2,796,782
	Series C, 5.00% due 1/1/2025 - 1/1/2026	4,450,000	4,482,050
	City of Chicago Wastewater Transmission Revenue, ETM, Series C, 5.00% due 1/1/2025	795,000	800,260
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2028	1,250,000	1,278,164
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,541,043

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	$ 2,030,000	$ 2,282,453
	Cook County (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2024	2,500,000	2,513,950
	Cook County Community High School District No. 233 Homewood-Flossmoor GO, 4.00% due 12/1/2025	1,000,000	1,006,999
	Cook County School District No.170 (AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,197,812
	DuPage County Forest Preserve District GO, 5.00% due 11/1/2030	1,710,000	1,886,279
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2032 - 12/1/2033	635,000	679,911
[a]	Illinois (Anchor Senior Living 2021 LP) (HUD) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,000,344
	Illinois (FHLMC, FNMA, GNMA) HDA,
	Series K,
	4.60% due 4/1/2031	1,700,000	1,766,579
	4.65% due 10/1/2031	1,700,000	1,771,743
	4.70% due 4/1/2032	1,980,000	2,070,545
	4.75% due 10/1/2032	1,650,000	1,732,464
	4.80% due 4/1/2033	1,000,000	1,052,636
[a]	Illinois (South Shore HHDC LIHTC LLC) (HUD) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,020,819
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	1,750,000	1,754,580
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,471,937
	Illinois Finance Authority (Advocate Aurora Health Obligated Group), Series B, 4.00% due 5/1/2041	4,745,000	4,773,703
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2033	1,500,000	1,549,071
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	10,330,000	11,170,862
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	890,123
	Illinois Finance Authority (Rush Obligated Group),
	Series A, 5.00% due 11/15/2025 - 11/15/2034	5,870,000	5,900,870
	Series B, 5.00% due 11/15/2033	805,000	808,738
	Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) (Green Bond), 4.00% due 7/1/2032	575,000	576,321
[a]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series B-1, 5.00% due 8/15/2052 (put 8/15/2025)	10,000,000	10,107,890
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,059,118
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,988,329
	Series C, 5.00% due 1/1/2025 - 1/1/2029	3,500,000	3,525,516
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030	1,875,000	1,957,251
	Madison-Macoupin Etc Counties Community College District No. 536 (AGM) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,659,700
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,317,126
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond) GO, Series E, 5.00% due 12/1/2025	1,000,000	1,021,208
	Metropolitan Water Reclamation District of Greater Chicago GO,
	Series A, 5.00% due 12/1/2030 - 12/1/2031	3,120,000	3,221,722
	Series B, 5.00% due 12/1/2031	775,000	800,125
	Monroe & St. Clair Counties Community Unit School District No. 5 (BAM) GO, 5.00% due 4/15/2026	600,000	617,212
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	2,000,000	2,064,612
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,506,134
	Rock Island Henry Mercer Etc Counties Community College District No. 503 (Black Hawk College) (AGM) GO, 5.00% due 12/1/2024	3,415,000	3,436,713
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,785,479
	Sangamon County School District No. 186 Springfield (AGM) GO, Series B, 5.00% due 2/1/2030	1,570,000	1,686,483
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2025 - 4/1/2032	4,435,000	4,711,050
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	3,650,000	3,665,381
	State of Illinois GO,
	5.50% due 5/1/2025 - 5/1/2030	1,175,000	1,261,402
	Series A, 5.00% due 10/1/2024 - 3/1/2032	9,525,000	10,285,606
	Series B,
	4.00% due 10/1/2033 - 11/1/2033	3,090,000	3,144,972
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,730,680
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	37,001,488
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,923,040
	Series C, 5.00% due 6/15/2028	500,000	529,147
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,265,380
	State of Illinois Sales Tax Revenue (BAM, NPFG), 6.00% due 6/15/2026	235,000	245,763
	University of Illinois (University of Illinois Auxiliary Facilities System), Series A, 4.00% due 4/1/2032	11,465,000	11,502,353
	Village of Tinley Park GO, 5.00% due 12/1/2024	450,000	450,392
	Indiana — 1.9%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,247,113
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	3,000,000	2,980,542
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,063,063
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2024	500,000	501,947
	Indiana Finance Authority (Department of Transportation), Series C, 5.00% due 6/1/2029	8,040,000	8,771,962

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	$12,820,000	$ 13,831,562
[a]	Indiana Finance Authority (Republic Services, Inc.), Series B, 3.90% due 5/1/2028 (put 9/3/2024)	6,000,000	6,000,000
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	547,039
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	319,252
	Warsaw Community Schools (State Intercept) GO, 5.00% due 1/15/2025 - 1/15/2026	4,990,000	5,068,478
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 7/15/2024 - 1/15/2025	2,550,000	2,569,844
	Iowa — 2.4%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AGM), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,384,219
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	53,720,000	54,771,891
	Pleasant Valley Community School District (Pleasant Valley Community School District Infrastructure Sales Service & Use Tax) (AGM), 5.00% due 7/1/2032 - 7/1/2033	1,795,000	1,963,166
	Kansas — 0.8%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,200,000	7,248,334
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	5,220,000	5,701,926
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	789,374
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2024	600,000	601,472
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	5,813,043
	Kentucky — 2.8%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	4,938,655
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,323,621
[a]	Kentucky (Republic Services, Inc.) EDFA, Series B, 3.90% due 4/1/2031 (put 9/3/2024)	1,000,000	1,000,000
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,541,059
[a]	5.25% due 4/1/2054 (put 2/1/2032)	13,000,000	13,927,550
[a]	Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	3,785,000	3,785,428
	Kentucky State Property & Building Commission, Series A, 5.00% due 6/1/2030 - 6/1/2032	3,000,000	3,308,232
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,740,000	7,914,978
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,723,797
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	6,986,391
	Louisiana — 1.0%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2027 - 3/1/2032	4,300,000	4,604,673
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2026 - 12/1/2029	2,010,000	2,099,379
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,010,128
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	Series A, 5.00% due 5/15/2031	875,000	934,440
[a]	Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,735,000	1,753,516
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA),
	Series A, 4.00% due 3/15/2025 (put 3/15/2024)	2,500,000	2,513,250
	Series B, 4.00% due 3/15/2025 (put 3/15/2024)	5,000,000	5,026,500
	State of Louisiana (Garvee), 5.00% due 9/1/2025	1,200,000	1,223,620
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.238% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,920,000	2,904,845
	State of Louisiana GO, 4.00% due 5/1/2031	1,500,000	1,504,737
	Maryland — 0.1%
	State of Maryland GO, Series B, 5.00% due 8/1/2024	2,500,000	2,503,388
	Massachusetts — 0.7%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,950,284
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.48% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,740,089
	Massachusetts DFA, Series H, 5.00% due 7/1/2024	3,645,000	3,645,386
	Massachusetts DFA ETM, Series H-1, 5.00% due 7/1/2024 - 7/1/2025	5,525,000	5,564,411
	Massachusetts School Building Authority, Series D, 4.75% due 8/15/2032	2,700,000	2,733,520
	Michigan — 0.7%
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2029 - 4/15/2032	6,215,000	6,815,669
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,765,792
	Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) (AGM), Series D2, 5.00% due 7/1/2027	3,000,000	3,002,640
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,030,793
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,009,358
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series A, 5.00% due 12/1/2034	295,000	308,492
	Michigan State Building Authority, Series I, 5.00% due 10/15/2032	1,250,000	1,292,854
	Wayne State University, Series A, 4.00% due 11/15/2034	1,875,000	1,880,640
	Minnesota — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Minnesota Higher Education Facilities Authority (University of St. Thomas),
[a]	Series B-1, 5.00% due 10/1/2053 (put 10/1/2027)	$ 1,000,000	$ 1,041,854
[a]	Series B-2, 5.00% due 10/1/2053 (put 10/1/2029)	1,000,000	1,073,606
	St. Paul Housing & Redevelopment Authority (HealthPartners), Series A, 5.00% due 7/1/2024 - 7/1/2025	850,000	853,694
	Mississippi — 0.1%
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,473,856
	Missouri — 0.6%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	9,265,000	9,789,121
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2025 - 2/1/2027	1,630,000	1,661,258
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	748,694
	Poplar Bluff R-I School District (AGM) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,725,348
	Montana — 0.3%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,240,164
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,009,192
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 5.00% due 8/15/2031	1,000,000	1,089,951
	Nebraska — 1.1%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,094,470
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,181,053
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2024 - 11/1/2025	3,405,000	3,449,798
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,058,302
	Nevada — 0.7%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,120,018
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,022,962
	Clark County School District (AGM) GO, Series B, 5.00% due 6/15/2031	1,650,000	1,777,934
	Clark County School District (BAM) GO, Series B, 5.00% due 6/15/2031	1,500,000	1,637,271
	Clark County School District GO, Series C, 4.00% due 6/15/2030	2,015,000	2,023,572
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	987,547
	County of Clark GO,
	4.00% due 11/1/2033	2,550,000	2,555,564
	Series C, 4.00% due 7/1/2032	1,985,000	2,043,478
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,248,135
	New Hampshire — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,246,015
	New Jersey — 4.7%
[a]	Camden County Improvement Authority (HUD), 5.00% due 3/1/2027 (put 3/1/2026)	3,200,000	3,268,464
	Essex County Improvement Authority, 5.00% due 7/3/2024	3,500,000	3,500,259
	New Jersey (New Jersey Transit Corp.) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,036,992
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,026,617
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	954,991
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,581,861
	New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series A, 4.00% due 7/1/2034	4,900,000	4,914,014
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2024	935,000	935,107
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,305,347
	Series A, 5.00% due 12/15/2032 - 6/15/2033	4,100,000	4,452,830
	Series BB1, 5.00% due 6/15/2033	1,425,000	1,506,090
	New Jersey Transportation Trust Fund Authority (Transportation System), Series D, 5.00% due 6/15/2032	6,380,000	6,425,119
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A, 5.00% due 6/15/2028	4,240,000	4,352,012
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	31,285,000	32,112,130
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 6/15/2032	25,965,000	27,555,603
	Series BB-1, 5.00% due 6/15/2031	2,500,000	2,658,880
	State of New Jersey (COVID-19 GO Emergency Bonds) GO, Series A, 5.00% due 6/1/2029	7,500,000	8,125,920
	State of New Jersey GO, 5.00% due 6/1/2027	2,200,000	2,310,645
	New Mexico — 1.9%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,646,996
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,001,964
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2034	1,260,000	1,336,299
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	568,905
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	898,023

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	$ 1,000,000	$ 931,177
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,010,908
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,055,000	1,045,804
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	950,917
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	220,884
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,270,025
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2028 - 9/15/2030	1,355,000	1,455,523
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series A, 5.00% due 6/15/2031	1,000,000	1,012,123
	Series C, 5.00% due 6/1/2029	1,900,000	1,923,300
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,551,429
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A, 5.00% due 8/1/2032	1,000,000	1,077,908
[a]	Series B, 5.00% due 8/1/2049 (put 8/1/2025)	3,650,000	3,697,826
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,290,502
[a]	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 9/1/2025)	3,100,000	3,128,005
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 6/1/2025)	4,050,000	4,061,765
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2032	1,500,000	1,643,559
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2025	11,705,000	11,901,597
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,088,769
	New York — 6.1%
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,478,043
	Series C, 5.00% due 8/1/2025 - 8/1/2026	4,250,000	4,357,069
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,103,535
	Series F-1, 5.00% due 8/1/2033	1,000,000	1,149,062
	City of Yonkers (AGM) GO, Series A, 5.00% due 2/15/2029	850,000	906,425
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	429,767
	Metropolitan Transportation Authority,
	Series A-1,
	5.00% due 11/15/2025	1,265,000	1,279,184
[a]	5.00% due 11/15/2048 (put 11/15/2024)	710,000	713,783
	Series B,
	4.00% due 11/15/2026	1,660,000	1,684,510
	5.00% due 11/15/2028	1,230,000	1,269,847
	Series C-1,
	5.00% due 11/15/2027	1,070,000	1,088,562
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,422,353
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,072,973
	Series F, 5.00% due 11/15/2025	1,055,000	1,077,046
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,564,054
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,851,910
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	6,997,232
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,163,768
[a]	New York City Housing Development Corp., Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,290,264
[a]	New York City Housing Development Corp. (FHA), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	2,500,000	2,502,930
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,777,034
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S, 5.00% due 7/15/2034	1,000,000	1,067,772
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2031	7,980,000	8,860,529
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	8,500,000	8,626,107
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,047,153
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,828,606
	Series F-3, 4.00% due 2/1/2034	4,000,000	4,012,320
	Series F5, 5.00% due 2/1/2029	3,500,000	3,788,064
	New York State Dormitory Authority (AGM), Series A, 5.00% due 10/1/2032	400,000	427,944
	New York State Dormitory Authority (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2034	2,000,000	2,275,366
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,875,400
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,051,524
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2030	7,250,000	7,941,568
	Series A1, 5.00% due 3/15/2031	4,545,000	5,064,366
	Series E, 5.00% due 3/15/2033	2,000,000	2,262,148

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2028 - 3/15/2033	$ 4,645,000	$ 4,802,550
	Series E, 5.00% due 3/15/2029	4,135,000	4,446,676
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	1,700,000	1,707,840
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue),
	Series A-G, 5.00% due 3/15/2034	3,220,000	3,348,063
	Series C-2, 5.00% due 3/15/2032	4,715,000	4,948,359
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025 - 7/1/2032	855,000	875,483
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2033	750,000	758,735
	Series B, 5.00% due 11/15/2031	4,170,000	4,358,438
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond),
	Series D-1A, 5.00% due 11/15/2031	1,000,000	1,129,964
	Series E, 5.00% due 11/15/2032	2,000,000	2,265,896
	Utility Debt Securitization Authority, 5.00% due 12/15/2034	2,000,000	2,044,376
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024	250,000	250,011
	North Carolina — 1.0%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,335,590
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,637,511
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Series B, 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,094,144
	County of Buncombe, 5.00% due 6/1/2031	1,000,000	1,012,855
	North Carolina Housing Finance Agency, Series 51, 3.85% due 7/1/2032	1,495,000	1,495,716
	North Carolina Turnpike Authority, 5.00% due 1/1/2026 - 1/1/2029	7,990,000	8,264,378
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	5,377,030
	Ohio — 2.4%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2028 - 11/15/2032	3,280,000	3,473,542
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,011,026
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	608,546
[c]	City of Delaware GO, 4.50% due 7/1/2025	3,650,000	3,683,091
	City of Louisville GO, 4.375% due 6/25/2025	2,800,000	2,823,013
	City of Middletown GO, 4.625% due 6/26/2025	2,550,000	2,574,842
	City of Parma Heights GO, 4.625% due 6/26/2025	925,000	933,918
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,041,186
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	2,665,000	2,767,429
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	10,590,000	11,238,309
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2024	11,515,000	11,526,607
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2032	820,000	870,067
[a]	County of Franklin (Trinity Health Corp. Obligated Group), Series OH, 3.70% due 12/1/2046 (put 8/1/2024)	1,000,000	997,913
	County of Franklin GO, 5.00% due 12/1/2030	2,500,000	2,553,010
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,105,804
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2031 - 12/1/2032	615,000	673,234
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,487,296
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	800,000	789,615
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,012,356
[a]	State of Ohio (Children’s Hospital Medical Center of Akron Obligated Group), Series B, 5.00% due 8/15/2054 (put 8/15/2032)	1,250,000	1,366,861
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2032	800,000	842,918
[a]	State of Ohio (Republic Services, Inc.), 3.90% due 11/1/2035 (put 9/3/2024)	2,000,000	2,000,000
	State of Ohio Department of Administrative Services, Series A-2, 4.00% due 4/1/2032	1,000,000	1,001,919
	Oklahoma — 3.6%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,170,000	3,318,432
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,272,485
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,488,865
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030 - 6/1/2031	9,240,000	9,611,859
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2028 - 6/1/2033	15,850,000	17,516,255
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,611,824
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028 - 9/1/2032	14,000,000	14,952,648
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	484,478
	Oklahoma (Oklahoma State Regents for Higher Education) DFA, Series A, 5.00% due 6/1/2028	425,000	429,636
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2025 - 10/1/2026	825,000	844,999
	Payne County (Stillwater Public Schools) (BAM) EDA, 5.00% due 9/1/2032	1,250,000	1,391,469
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2029 - 9/1/2032	12,000,000	13,078,545

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Tulsa County Industrial Authority (Tulsa County ISD No. 2 Sand Springs) (BAM), 5.00% due 9/1/2034	$ 665,000	$ 756,906
	Oregon — 0.5%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	12,830,458
	Pennsylvania — 5.3%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2025	1,145,000	1,153,626
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,710,016
	Allegheny County Sanitary Authority (BAM), 5.00% due 12/1/2029	2,830,000	2,879,856
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	3,947,524
	Bethlehem Area School District Authority (State Aid Withholding),
[a]	Series A, 3.928% (SOFR + 0.35%) due 1/1/2030 (put 11/1/2025)	2,985,000	2,865,740
[a]	Series C, 3.928% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,985,000	2,934,165
	City of Philadelphia (AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	10,970,000	11,368,423
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2025 - 8/1/2031	2,900,000	2,938,990
	Series 14, 5.00% due 10/1/2024 - 10/1/2032	3,070,000	3,124,443
	City of Philadelphia (Pennsylvania Gas Works) (AGM), Series A, 5.00% due 8/1/2025 - 8/1/2032	2,210,000	2,372,542
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2030	750,000	819,989
	City of Philadelphia GO, Series B, 5.00% due 8/1/2033	1,060,000	1,072,760
	City of Philadelphia IDA, 5.00% due 5/1/2026 - 5/1/2028	1,950,000	2,045,175
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 7/1/2032	2,500,000	2,527,698
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,150,605
	Commonwealth Financing Authority (Pennsylvania Department of Community & Economic Development) (AGM), Series B-1, 5.00% due 6/1/2025	3,000,000	3,039,939
	Commonwealth Financing Authority (Tobacco Master Settlement Paym) (BAM), 5.00% due 6/1/2031	10,000,000	10,545,590
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2025	2,825,000	2,877,681
	Commonwealth of Pennsylvania GO,
	5.00% due 7/15/2030	12,930,000	14,111,207
	Series 1, 5.00% due 3/15/2025	12,005,000	12,142,301
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2024	4,000,000	4,023,880
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	5,115,000	5,263,923
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,756,255
	Hempfield Area School District (AGM, State Aid Withholding) GO, Series B, 5.00% due 3/15/2027	1,410,000	1,471,920
	Luzerne County (AGM) IDA GO, 5.00% due 12/15/2026 - 12/15/2027	1,500,000	1,524,329
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,078,865
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,823,478
	Pennsylvania (UPMC Obligated Group) EDFA, Series A, 5.00% due 10/15/2033	1,150,000	1,268,255
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	930,950
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2033	1,000,000	1,010,830
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2027	1,365,000	1,429,474
	Pittsburgh Water & Sewer Authority (AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,133,166
	Plum Borough School District (BAM, State Aid Withholding) GO, Series A, 5.00% due 9/15/2024	1,885,000	1,886,549
	School District of Philadelphia (BAM, State Aid Withholding) GO, Series F, 5.00% due 9/1/2025	500,000	509,187
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2025 - 9/1/2028	1,870,000	1,949,922
	Series F, 5.00% due 9/1/2024	620,000	621,298
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AGM), Series A, 5.00% due 2/1/2033	4,000,000	4,440,208
	State Public School Building Authority (BAM), Series A, 4.00% due 10/1/2033	2,325,000	2,311,566
	State Public School Building Authority (School District of Philadelphia) (AGM, State Aid Withholding), Series A, 5.00% due 6/1/2030	3,550,000	3,653,983
	South Carolina — 0.7%
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2024	2,000,000	2,012,694
	Lancaster County School District GO, 4.00% due 3/1/2034	2,500,000	2,515,465
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,775,605
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2029	2,000,000	2,023,146
	Tennessee — 2.7%
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,957,872
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,506,890
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031 - 7/1/2034	1,245,000	1,379,768
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Northview Housing Development LP), Series B, 3.85% due 2/1/2045 (put 2/1/2025)	2,500,000	2,498,077
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,301,603
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,726,745
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	1,000,000	1,038,891

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	$35,310,000	$ 37,299,930
	Tennessee HDA,
	Series 2A,
	3.80% due 1/1/2032	400,000	394,499
	3.875% due 1/1/2033	500,000	493,720
	3.90% due 7/1/2033	500,000	494,021
	3.95% due 1/1/2034	1,000,000	991,183
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,056,512
	Texas — 13.7%
	Amarillo Junior College District GO, 5.00% due 2/15/2030	2,325,000	2,543,410
	Arlington Higher Education Finance Corp. (KIPP Texas, Inc.) (PSF-GTD), 4.00% due 8/15/2031	1,000,000	1,003,258
	Arlington Higher Education Finance Corp. (Riverwalk Education Foundation, Inc.) (PSF-GTD), 5.00% due 8/15/2026	365,000	376,126
	Bexar County Hospital District (CTFS Obligation) GO, 5.00% due 2/15/2033	820,000	843,570
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,505,612
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	4,775,000	4,768,439
	Central Texas Turnpike System, Series C, 5.00% due 8/15/2031	2,800,000	2,803,038
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2034	2,180,000	2,345,898
	City of Austin Electric Utility Revenue, Series A, 5.00% due 11/15/2033	1,000,000	1,015,333
	City of Austin Water & Wastewater System Revenue,
	5.00% due 11/15/2033	2,000,000	2,106,094
	Series A, 5.00% due 11/15/2032	1,000,000	1,015,841
	City of Beaumont (Waterworks & Sewer System Improvements) (AGM), Series A, 5.00% due 9/1/2024	2,500,000	2,502,652
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,874,709
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025	3,000,000	3,028,863
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2025 - 2/15/2026	17,935,000	17,955,356
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	1,500,000	1,527,656
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2028 - 8/15/2029	1,300,000	1,395,172
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	3,007,477
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,734,018
	City of Houston GO, Series A, 5.00% due 3/1/2031	2,635,000	2,842,274
	City of Hutto (AGM) GO, 5.00% due 8/1/2033	400,000	443,108
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025	725,000	732,628
	City of Lubbock GO, Series A, 5.00% due 2/15/2026 - 2/15/2027	1,500,000	1,555,364
	City of Mansfield GO, Series A, 5.00% due 2/15/2031 - 2/15/2033	1,500,000	1,678,801
	City of McAllen (International Toll Bridge System) (AGM), Series A, 5.00% due 3/1/2027	1,125,000	1,149,711
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,171,995
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2027 - 9/15/2032	4,155,000	4,568,617
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	4,100,000	4,120,553
	City of Waco (CTFS Obligation) GO, Series A, 5.00% due 2/1/2033 - 2/1/2034	1,800,000	2,059,735
	Clear Creek (PSF-GTD) ISD GO,
[a]	3.60% due 2/15/2035 (put 8/15/2025)	1,500,000	1,505,165
	Series A, 4.00% due 2/15/2033	5,000,000	5,005,955
	Clifton Higher Education Finance Corp. (Idea Public Schools) (PSF-GTD),
	4.00% due 8/15/2028	2,000,000	2,013,204
	Series T, 5.00% due 8/15/2026	400,000	412,053
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.) (PSF-GTD), 5.00% due 4/1/2027 - 4/1/2029	1,700,000	1,788,900
	Conroe (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,054,768
	Cotulla (PSF-GTD) ISD GO, 5.00% due 2/15/2031 - 2/15/2033	3,315,000	3,671,123
	County of Bexar GO, 4.00% due 6/15/2033	2,750,000	2,773,298
	County of Harris (Harris County Toll Road Revenue), Series B, 5.00% due 8/15/2030 - 8/15/2033	5,370,000	5,452,974
	County of Hays GO, 4.00% due 2/15/2034	850,000	857,375
	Cypress-Fairbanks (PSF-GTD) ISD GO, 5.00% due 2/15/2028	2,955,000	2,979,441
[a]	Denton (PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	340,000	339,597
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,045,000	1,045,142
[a]	El Paso Housing Finance Corp. (Columbia Housing Partners LP) (HUD), 4.50% due 3/1/2026 (put 3/1/2025)	2,300,000	2,309,665
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,253,100
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,004,172
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,582,527
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	4,000,000	4,196,540
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	Series A,
	4.00% due 12/1/2031	825,000	821,444
	5.00% due 12/1/2025	2,845,000	2,859,831
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,355,520

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 2/15/2033	$ 1,250,000	$ 1,406,773
[a]	Houston (PSF-GTD) ISD GO, Series C, 4.00% due 6/1/2039 (put 6/1/2025)	3,000,000	3,021,678
[a,c]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,697,057
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,745,904
[a]	Houston Housing Finance Corp. (Sunset Gardens Preservation LP) (FHA, HUD), 4.00% due 10/1/2025 (put 10/1/2024)	3,000,000	3,002,445
	Humble (PSF-GTD) ISD GO,
	4.00% due 2/15/2033	1,605,000	1,656,384
	Series A, 4.00% due 2/15/2029	2,500,000	2,506,922
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,297,113
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,576,060
	Keller (PSF-GTD) ISD GO, 5.00% due 8/15/2027 (pre-refunded 2/15/2025)	5,795,000	5,853,448
[a]	Lakeside Place PFC (Brookside Gardens Apartments LLC) (FHA), 4.15% due 11/1/2026 (put 11/1/2025)	5,000,000	5,015,095
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,176,671
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2024	715,000	715,841
	Leander (PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2029	1,940,000	2,096,424
	Llano (PSF-GTD) ISD GO, 5.00% due 2/15/2032	1,200,000	1,226,101
	Lower Colorado River Authority, Series D, 5.00% due 5/15/2026 - 5/15/2027	2,200,000	2,225,298
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	1,004,356
	5.25% due 5/15/2033	350,000	398,744
	North East (PSF-GTD) ISD GO,
[a]	3.60% due 8/1/2052 (put 8/1/2024)	5,000,000	4,997,410
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,250,000	5,286,104
	4.00% due 8/1/2034	1,500,000	1,507,619
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2031 - 1/1/2032	2,750,000	2,765,854
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033 - 8/15/2034	2,175,000	2,187,646
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,500,000	2,519,330
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2031 - 2/15/2033	5,500,000	5,800,245
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,123,708
	Round Rock (Educational Facilities Improvements) (PSF-GTD) ISD GO, 5.00% due 8/1/2028 - 8/1/2029 (pre-refunded 8/1/2025)	5,820,000	5,925,744
	San Antonio (PSF-GTD) ISD GO,
	4.00% due 8/15/2034	2,350,000	2,417,483
	5.00% due 8/15/2033	2,080,000	2,356,276
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue LP) (HUD), 1.45% due 3/1/2026 (put 3/1/2025)	2,000,000	1,963,360
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,002,520
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,919,760
	State of Texas GO,
	5.00% due 10/1/2027	1,875,000	1,876,993
	Series A, 4.00% due 10/1/2032 - 10/1/2033	20,430,000	20,437,916
	Tarrant County College District GO,
	4.00% due 8/15/2033	890,000	920,406
	5.00% due 8/15/2032	2,500,000	2,841,800
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	5,989,526
	Series B, 5.00% due 7/1/2032	2,695,000	2,861,306
	Tarrant County Hospital District GO, 5.00% due 8/15/2025 - 8/15/2027	2,880,000	2,997,441
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2032	69,065,000	71,596,121
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	1,000,000	1,114,264
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,862,994
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	1,996,716
	Texas State Technical College (AGM),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,713,728
	5.25% due 8/1/2033	2,300,000	2,609,916
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2025	240,000	240,309
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas), Series A, 4.00% due 10/15/2034	5,000,000	5,041,430
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,806,996
	Utah — 0.2%
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B, 5.00% due 5/15/2060 (put 8/1/2026)	1,740,000	1,787,043
[a,c]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,500,000	1,498,461
	Utah Telecommunication Open Infrastructure Agency,
	5.00% due 6/1/2031	600,000	666,776
	5.25% due 6/1/2033	500,000	571,238

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Virginia — 0.9%
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	$ 2,000,000	$ 2,089,530
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,320,000	8,371,767
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,630,546
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,512,383
	5.00% due 9/15/2028	3,945,000	4,159,383
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2033	4,400,000	4,651,215
	Washington — 0.7%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,004,157
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	531,953
	King County School District No. 414 (School Bond Gauranteed) GO, 4.00% due 12/1/2033	2,000,000	2,013,906
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	693,805
	State of Washington GO,
	Series B, 5.00% due 2/1/2033	1,000,000	1,007,548
	Series C, 5.00% due 2/1/2032	1,200,000	1,208,981
	Series R-2015E, 5.00% due 7/1/2032	4,000,000	4,026,332
	University of Washington, Series C, 4.00% due 12/1/2031	1,000,000	1,001,075
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A1, 5.00% due 8/1/2031	780,000	837,363
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,602,690
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,024,648
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	794,177
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,404,542
	Wisconsin — 2.6%
	City of Milwaukee (AGM) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,400,728
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,205,185
	County of Waushara GO, Series A, 4.50% due 6/1/2027	5,260,000	5,297,446
	Peshtigo School District, 4.75% due 3/1/2027	10,500,000	10,592,431
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	13,980,000	13,811,639
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,155,000	1,138,649
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	4,050,000	4,073,478
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,535,000	1,488,832
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,500,303
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	1,375,000	1,411,490
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	2,320,000	2,567,658
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058	2,250,000	2,322,843
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA), Series B, 3.90% due 9/1/2033	1,815,000	1,810,020
	Wisconsin Housing & EDA Housing Revenue (HUD),
	Series B,
[a]	0.50% due 11/1/2050 (put 11/1/2024)	1,105,000	1,088,413
[a]	3.75% due 5/1/2054 (put 11/1/2026)	3,565,000	3,551,916
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,032,571
	WPPI Energy, Series A, 5.00% due 7/1/2027 - 7/1/2028	390,000	411,185
	Total Long-Term Municipal Bonds — 96.9% (Cost $2,410,151,010)		2,441,249,572
	Short-Term Municipal Bonds — 2.9%
	Florida — 0.1%
[a]	Hillsborough County (BayCare Obligated Group; LOC TD Bank NA) IDA, Series D, 4.90% due 11/15/2042 (put 7/1/2024)	2,950,000	2,950,000
	Illinois — 0.0%
[a]	Phoenix Realty Special Account-U LP (LOC Northern Trust Co.), 4.45% due 4/1/2025 (put 7/5/2024)	1,000,000	1,000,000
	Indiana — 0.1%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays bank plc), Series J, 4.90% due 11/1/2037 (put 7/1/2024)	2,400,000	2,400,000
	Kansas — 0.3%
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank AG), Series 2024-DBE-8134, 5.10% due 6/1/2064 (put 7/1/2024)	7,490,000	7,490,000
	New York — 0.3%
[a]	City of New York (SPA Barclays Bank plc) GO, Series F5, 4.90% due 6/1/2044 (put 7/1/2024)	1,100,000	1,100,000
	Metropolitan Transportation Authority (LOC Barclays Bank plc),
[a]	Series 2012G-1, 4.90% due 11/1/2032 (put 7/1/2024)	2,670,000	2,670,000
[a]	Series E 1, 4.90% due 11/15/2050 (put 7/1/2024)	4,075,000	4,075,000
	Texas — 2.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Port of Port Arthur Navigation District (Motiva Enterprises LLC),
[a]	5.00% due 4/1/2040 (put 7/1/2024)	$46,820,000	$ 46,820,000
[a]	5.05% due 4/1/2040 (put 7/1/2024)	5,300,000	5,300,000
	Total Short-Term Municipal Bonds — 2.9% (Cost $73,805,000)		73,805,000
	Total Investments — 99.8% (Cost $2,483,956,010)		$2,515,054,572
	Other Assets Less Liabilities — 0.2%		5,546,368
	Net Assets — 100.0%		$2,520,600,940

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $26,024,266, representing 1.03% of the Fund’s net assets.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.